Equity - Schedule of the Information Relating to Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Information Relating to Non-Controlling Interests [Abstract]
Non-current assets	$ 5	$ 6
Current assets	375	184
Current liabilities	(26,831)	(25,901)
Net assets	(26,451)	(25,711)
Net assets attributable to non-controlling interests	(405)	(394)
Loss for the year	739	2,545
Loss allocated to non-controlling interests	$ 11	$ 39